Earnings Per Share - Additional Information (Detail)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 01, 2014	Jan. 28, 2012	May 03, 2014	Nov. 21, 2013	Feb. 02, 2013
Earnings Per Share [Abstract]
Common stock issued		36,723,727		36,723,727	10,000,000	26,211,130
Number of anti-dilutive securities	0	0	0